SUBSEQUENT EVENTS (Details Narrative) ¥ in Thousands, $ in Millions						12 Months Ended
	Jun. 29, 2025 USD ($)	Apr. 23, 2025 USD ($) shares	Apr. 23, 2025 CNY (¥) shares	Mar. 18, 2025 CNY (¥) shares	Mar. 04, 2025 USD ($) shares	Mar. 31, 2023 CNY (¥)
Subsequent Event [Line Items]
Total consideration | ¥						¥ 394,727
Subsequent Event [Member] | Subscription Agreement [Member] | Fame Dragon Global Limited [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		3,911,092,516	3,911,092,516	5,738,268,233	5,738,268,233
Total consideration	$ 8.8	$ 19.0	¥ 19,000	¥ 27,800	$ 27.8